January 18, 2002




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Pruco Life Flexible Premium Variable Annuity Account
        Registration No. 333-37728

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company, on behalf of the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                     Respectfully submitted,


                                   /s/___________________________
                                     C. Christopher Sprague
                                     Vice President and Corporate Counsel
                                     The Prudential Insurance Company of America